COMMITMENTS (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Within 15 days of acquisition
Commitments
Introductory agent fee paid	$ 5,000
6 months after acquisition
Commitments
Introductory agent fee paid	5,000
12 months after acquisition
Commitments
Introductory agent fee paid	5,000
18 months after acquisition
Commitments
Introductory agent fee paid	5,000
24 months after acquisition
Commitments
Introductory agent fee paid	7,500
30 months after acquisition
Commitments
Introductory agent fee paid	7,500
36 months after acquisition
Commitments
Introductory agent fee paid	10,000
42 months after acquisition
Commitments
Introductory agent fee paid	10,000
48 months after acquisition and every six months thereafter
Commitments
Introductory agent fee paid	$ 15,000